9. Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2015	2014
Salaries and related costs	$545,000	$516,000
Professional fees	137,000	362,000
Other	100,000	11,000
	$782,000	$889,000